NOTES PAYABLE - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Aug. 31, 2023	Aug. 18, 2023	Feb. 02, 2023
Debt Instrument [Line Items]
Less: Notes payable in Liabilities subject to compromise	$ 41,777	$ 844,695
Accrued interest on liabilities subject to compromise	580	12,553
Write-off of debt issuance costs and original issue net discount on liabilities subject to compromise	0	3,529
Notes Payable
Debt Instrument [Line Items]
Notes payable	854,453	880,937
Less: Unamortized discount and debt issuance costs - post-petition	4,236	0
Total notes payable, net	808,440	36,242
Less: current maturities	124,358	36,242
Notes payable, net of current portion	$ 684,082	0
Kentucky note | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Effective Interest Rates	5.00%
Notes payable	$ 529	529
NYDIG loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 0	38,573
NYDIG loan | Notes Payable | Minimum
Debt Instrument [Line Items]
Stated Interest Rate	11.00%
Effective Interest Rates	11.00%
NYDIG loan | Notes Payable | Maximum
Debt Instrument [Line Items]
Stated Interest Rate	15.00%
Effective Interest Rates	17.00%
Stockholder loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.00%
Effective Interest Rates	20.00%
Notes payable	$ 10,000	10,000
Trinity loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	11.00%
Effective Interest Rates	11.00%
Notes payable	$ 23,356	23,356
Bremer loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.50%
Effective Interest Rates	5.60%
Notes payable	$ 18,331	18,331
Blockfi loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 53,913	53,913
Blockfi loan | Notes Payable | Minimum
Debt Instrument [Line Items]
Stated Interest Rate	9.70%
Effective Interest Rates	10.10%
Blockfi loan | Notes Payable | Maximum
Debt Instrument [Line Items]
Stated Interest Rate	13.10%
Effective Interest Rates	13.10%
Anchor Labs loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	12.50%
Effective Interest Rates	12.50%
Notes payable	$ 25,159	25,159
Mass Mutual Barings loans | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 63,844	63,844
Mass Mutual Barings loans | Notes Payable | Minimum
Debt Instrument [Line Items]
Stated Interest Rate	9.80%
Effective Interest Rates	9.80%
Mass Mutual Barings loans | Notes Payable | Maximum
Debt Instrument [Line Items]
Stated Interest Rate	13.00%
Effective Interest Rates	13.00%
B. Riley Bridge Notes | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	7.00%
Effective Interest Rates	7.00%
Notes payable	$ 41,777	41,777
Liberty loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.60%
Effective Interest Rates	10.60%
Notes payable	$ 6,968	6,968
Secured Convertible Notes Issued April 2021 | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.00%
Effective Interest Rates	10.00%
Notes payable	$ 237,584	237,584
Other Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.00%
Effective Interest Rates	10.00%
Notes payable	$ 322,396	322,396
Original DIP Credit Agreement | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.00%
Effective Interest Rates	10.00%
Notes payable	$ 0	35,547
Replacement DIP Facility
Debt Instrument [Line Items]
Stated Interest Rate						10.00%
Replacement DIP Facility | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	10.00%
Effective Interest Rates	10.00%
Notes payable	$ 4,273	0
HMC note | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.00%			5.00%
Effective Interest Rates	15.00%			15.00%
Notes payable	$ 14,208	0		$ 15,500	$ 15,500
ACM financing | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	0.00%
Effective Interest Rates	15.00%		15.00%
Notes payable	$ 6,519	0	$ 7,500
First Insurance loan | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	0.00%			0.00%
Effective Interest Rates	7.60%			7.60%
Notes payable	$ 2,538	0		$ 5,000
Trilogy note | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Effective Interest Rates	15.00%
Notes payable	$ 2,927	0
Didado note | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Effective Interest Rates	15.00%
Notes payable	$ 13,000	0
Harper note | Notes Payable
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Effective Interest Rates	15.00%
Notes payable	$ 4,678	0
Other | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 2,453	$ 2,960